GLOBAL X FUNDS
(the “Trust”)

Global X Founder-Run Companies ETF

SUPPLEMENT DATED MARCH 22, 2018
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED
JANUARY 17, 2017 AND THE SUMMARY PROSPECTUS DATED FEBRUARY 10, 2017 FOR THE
ABOVE SERIES OF THE TRUST, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus, Summary Prospectus, and SAI.

Effective March 27, 2018, Hailey Harris will cease to be a portfolio manager of the series (the “Fund”) of the Trust. Accordingly, all references to Hailey Harris in the Prospectus, Summary Prospectus, and SAI for the above referenced Fund are hereby deleted in their entirety.

Effective March 1, 2018, Nam To began serving as a portfolio manager of the Fund. Accordingly, Nam To is hereby added as a portfolio manager in the Prospectus, Summary Prospectus, and SAI for the above referenced Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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